SUPPLEMENT

DATED JUNE 27, 2013 TO

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective June 28, 2013, changes are being made with respect to the portfolio management team of The Hartford Diversified International Fund (the “Fund”).  Gregg R. Thomas, CFA, James H. Shakin, CFA and Tara Connolly Stilwell, CFA will each become a portfolio manager for the Fund and Cheryl M. Duckworth, CFA and Theodore B.P. Jayne, CFA will no longer serve as portfolio managers for the Fund.  Therefore, effective June 28, 2013, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - MANAGEMENT” in the Prospectus and the heading “MANAGEMENT” in the Summary Prospectus, the chart is deleted and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Kent M. Stahl, CFA	Senior Vice President and Director, Investments and Risk Management	2010
Jean-Marc Berteaux	Senior Vice President and Equity Portfolio Manager	2008
Gregg R. Thomas, CFA	Vice President and Director, Risk Management	2013
James H. Shakin, CFA	Senior Vice President and Portfolio Manager	2010
Tara Connolly Stilwell, CFA	Vice President and Equity Portfolio Manager	2013

2.              Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER - Portfolio Managers” in the Prospectus, the eighth sentence of the second paragraph is deleted and replaced with the following:

The portfolio management team currently includes Jean-Marc Berteaux, James H. Shakin, CFA and Tara Connolly Stilwell, CFA.

3.              Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER - Portfolio Managers” in the Prospectus, the biographical information with respect to Cheryl M. Duckworth and Theodore B.P. Jayne is deleted in its entirety and replaced with the following:

Gregg R. Thomas, CFA, Vice President and Director of Risk Management of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2013.  Mr. Thomas joined Wellington Management in 2001 and has been an investment professional since 2004.

James H. Shakin, CFA, Senior Vice President and Portfolio Manager of Wellington Management, has been involved in securities analysis for the Fund since 2010. Mr. Shakin joined Wellington Management as an investment professional in 1986.

Tara Connolly Stilwell, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management for the Fund since 2013. Ms. Stilwell joined Wellington Management as an investment professional in 2008.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-7174	June 2013

SUPPLEMENT

DATED JUNE 27, 2013 TO

THE HARTFORD GLOBAL REAL ASSET FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective June 28, 2013, the above referenced Prospectus and Summary Prospectus of The Hartford Global Real Asset Fund (the “Fund”) are revised as follows:

1.              Under the heading “SUMMARY SECTION - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus and the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus, the disclosure is deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing in a globally diverse mix of inflation-related equity investments (primarily from equity securities of natural resource companies), fixed income investments (primarily inflation protected securities, including U.S. Treasury Inflation Protected Securities (TIPS)), and commodities.  The Fund will invest in securities denominated in both U.S. dollars and foreign currencies, including securities that are generally traded on foreign markets.  The Fund has the flexibility, as market conditions change, to shift assets among the asset classes.  The Fund may also seek commodity exposure through exchange traded funds, commodity-linked notes, and by investing up to 25% of its total assets in The Hartford Cayman Global Real Asset Fund, Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments.  The Subsidiary (unlike the Fund) may invest without limit in commodity-related investments, including commodity-linked notes, exchange traded funds, and commodity-related derivative investments (including futures contracts, options and swap agreements).  In connection with its investment in certain securities and derivative instruments, the Fund may hold cash or liquid securities that can be readily converted into cash.  The Fund expects to invest its assets principally in investments that, in the judgment of the sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real returns (such assets are defined as “real assets”).  Real return is the rate of return after adjusting for inflation. These real assets include equity and fixed income securities and other instruments issued by or related to natural resource companies, inflation protected bonds, and commodity related investments and derivative instruments.  Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in such asset categories.

The Fund will target an investment allocation of approximately 55% of its assets in equity securities, 35% of its assets in fixed income investments, and 10% of its assets in commodity-related investments.  Although the Fund has the flexibility to change this allocation significantly as market conditions change, the allocation will generally vary by no more than +/-15%.  The Fund’s investment in shares of the Subsidiary is not counted for purposes of determining the Fund’s equity allocation.  Asset allocation decisions within these bands are at the discretion of the Fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management’s judgment of the projected outlook for inflation, investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category.  Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.  The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

2.              Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing in a globally diverse mix of inflation-related equity investments (primarily from equity securities of natural resource companies), fixed income investments (primarily inflation protected securities, including U.S. Treasury Inflation Protected Securities (TIPS)), and commodities. The Fund will invest in securities denominated in both U.S. dollars and foreign currencies, including securities that are generally traded on foreign markets. The Fund has the flexibility, as market conditions change, to shift assets among the asset classes. The Fund may also seek commodity exposure through exchange traded funds, commodity-linked notes, and by investing up to 25% of its total assets in The Hartford Cayman Global Real Asset Fund, Ltd., a wholly owned subsidiary of the Fund formed in the Cayman Islands (the “Subsidiary”), which invests primarily in commodity-related instruments. The Subsidiary (unlike the Fund) may invest without limit in commodity-related investments, including commodity-linked notes, exchange traded funds, and commodity-related derivative investments (including futures contracts, options and swap agreements). In connection with its investment in certain securities and derivative instruments, the Fund may hold cash or liquid securities that can be readily converted into cash. The Fund expects to invest its assets principally in investments that, in the judgment of the sub-adviser, are affected directly or indirectly by the level of and changes in the rate of inflation and, therefore, provide real returns (such assets are defined as “real assets”). Real return is the rate of return after adjusting for inflation. These real assets include equity and fixed income securities and other instruments issued by or related to natural resource companies, inflation protected bonds, and commodity related investments and derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in such asset categories.

The Fund will target an investment allocation of approximately 55% of its assets in equity securities, 35% of its assets in fixed income investments, and 10% of its assets in commodity-related investments. Although the Fund has the flexibility to change this allocation significantly as market conditions change, the allocation will generally vary by no more than +/-15%. The Fund’s investment in shares of the Subsidiary is not counted for purposes of determining the Fund’s equity allocation. Asset allocation decisions within these bands are at the discretion of the Fund’s sub-adviser, Wellington Management Company, LLP (“Wellington Management”), and are based on Wellington Management’s judgment of the projected outlook for inflation, investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

The equity portion of the Fund will invest primarily in common stocks of companies involved in the natural resources sectors worldwide, including energy, metals and mining, agriculture/chemicals, and paper and forest products, and may invest across a broad range of market capitalizations.  The equity portion of the Fund employs what is often called a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The equity portion of the Fund may invest without limit in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.

The fixed income portion of the Fund will invest primarily in inflation protected securities, which pay a real return plus the realized rate of inflation as measured by a benchmark price index. These investments include, among others, TIPS, US government agency inflation-linked securities, inflation-linked corporate bonds, non-US dollar denominated inflation-linked securities, and emerging market inflation-linked securities.  Additionally, the fixed income portion of the Fund may invest in US government and US government agency nominal securities, non-investment grade fixed income securities (also known as “junk bonds”).  The fixed income portion may also invest in derivatives for hedging purposes or for investment purposes, such as managing duration exposure and/or obtaining synthetic inflation exposure.

Asset allocation decisions are actively managed and are based upon Wellington Management’s judgment of the relative attractiveness of each asset category. The Fund normally has some portion of its assets invested in each asset category. The Fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the Fund or to attain commodities exposure. The Fund may trade securities actively.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-7175	June 2013

SUPPLEMENT

DATED JUNE 27, 2013 TO

THE HARTFORD MUNICIPAL OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective June 28, 2013, the Fund’s benchmark is changing from the Barclays Municipal Bond Index to the Barclays Municipal Bond 1-15 Year Blend (1-17) Index.  Hartford Funds Management Company, LLC, the Fund’s investment manager, believes that the Barclays Municipal Bond 1-15 Year Blend (1-17) Index better reflects the Fund’s investment strategy.   Therefore, effective June 28, 2013, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS” in the Prospectus and the heading “AVERAGE ANNUAL RETURNS” in the Summary Prospectus, the disclosure is deleted and replaced with the following:

The table below shows returns for the Fund over time compared to those of three broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

The return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012

(including sales charges)

			Lifetime
Share Classes	1 Year	5 Years	(since 05/31/07)
Class A - Return Before Taxes	5.58%	3.69%	1.92%
- After Taxes on Distributions	5.58%	3.70%	1.92%
- After Taxes on Distributions and Sale of Fund Shares	5.00%	3.85%	2.30%
Share Classes (Return Before Taxes)
Class B	4.61%	3.48%	1.81%
Class C	8.59%	3.83%	1.98%
Class I	10.68%	4.89%	3.02%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.78%	5.91%	5.78%
Barclays Municipal Bond Non-Investment Grade Index (reflects no deduction for fees, expenses or taxes)	18.14%	6.15%	4.65%
Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes)	4.74%	5.54%	5.63%

2.              Under the heading “PERFORMANCE NOTES — Indices” in the Prospectus, the following disclosure is added:

The Barclays Municipal Bond 1-15 Year Blend (1-17) Index is a sub-index of the Barclays Municipal Bond Index.  It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

The Fund has changed its benchmark from the Barclays Municipal Bond Index to the Barclays Municipal Bond 1-15 Year Blend (1-17) Index because the Fund’s investment manager believes that the Barclays Municipal Bond 1-15 Year Blend (1-17) Index better reflects the Fund’s investment strategy.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-7176	June 2013